Accounts receivable - Schedule of accounts receivable (Details) - CAD ($)	May 31, 2022	Feb. 28, 2022	Feb. 28, 2021
Receivables [Abstract]
Trade accounts receivable	$ 7,250,256	$ 6,416,055	$ 0
Allowance for doubtful accounts	(72,003)	(54,150)	0
Other receivable	49,015	233,763	0
Total accounts receivable	$ 7,227,268	$ 6,595,668	$ 0